Long-Term Debt - Components (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Long-term debt, gross	$ 18,883	$ 8,003
Deferred financing costs	(773)	(61)	$ (189)
Total	18,883	8,003	6,128
Debt – current portion	6,070	3,687	145
Long-term debt – less current portion	12,813	4,316	5,983
Term loan
Debt Instrument [Line Items]
Long-term debt, gross	15,000	5,150	5,150
Property and equipment loan
Debt Instrument [Line Items]
Long-term debt, gross	0	833	1,167
Equipment loan
Debt Instrument [Line Items]
Long-term debt, gross	$ 4,656	$ 2,081	$ 0